UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 1/31/13

Item 1. Schedule of Investments.

Franklin Federal Tax-Free Income Fund
Statement of Investments, January 31, 2013 (unaudited)

		Principal Amount		Value
Municipal Bonds 96.3%				
Alabama 0.9%				
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$	6,000,000	$	7,191,480
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.125%, 1/01/34		5,600,000		6,233,080
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%, 8/01/29		12,000,000		12,052,680
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33		18,500,000		21,642,410
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30		5,000,000		5,516,100
Montgomery County PBA Revenue, wts., Facilities Project, NATL Insured, 5.00%, 3/01/31		6,250,000		6,914,250
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38		10,000,000		11,721,900
University of Alabama General Revenue, Series A,				
NATL Insured, Pre-Refunded, 5.00%, 7/01/29		10,000,000		10,497,800
NATL Insured, Pre-Refunded, 5.00%, 7/01/34		10,500,000		10,985,100
XLCA Insured, 5.00%, 7/01/28		5,000,000		5,642,850
XLCA Insured, 5.00%, 7/01/32		5,500,000		6,185,520
University of South Alabama University Revenue, Tuition, Capital Improvement, Refunding, AMBAC Insured, 5.00%, 12/01/36		11,570,000		12,666,489
				117,249,659
Alaska 0.4%				
Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,				
12/01/29		4,000,000		4,249,160
12/01/30		3,500,000		3,714,095
Alaska State International Airports Revenues,				
Series B, NATL Insured, 5.00%, 10/01/28		5,100,000		5,239,740
Series C, 5.00%, 10/01/33		12,565,000		14,180,356
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32		20,000,000		23,909,800
				51,293,151
Arizona 2.7%				
Arizona State Board of Regents Arizona State University System Revenue, Refunding, Series A, 5.00%, 7/01/37		10,000,000		11,583,800
Arizona State Board of Regents University System Revenue, Series A, 5.00%, 6/01/42		10,000,000		11,405,900
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27		14,440,000		16,538,710
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27		15,000,000		17,119,350
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%, 7/01/29		14,465,000		14,734,338
Glendale Municipal Property Corp. Excise Tax Revenue, Refunding, Series C, 5.00%, 7/01/38		15,500,000		17,076,815
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, Pre-Refunded, 6.25%, 7/01/38		10,000,000		10,542,400
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40		10,000,000		11,867,700
Mesa Utility System Revenue, 4.00%, 7/01/36		20,000,000		20,811,400
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34		7,200,000		8,238,312
Phoenix Civic Improvement Corp. Airport Revenue,				
junior lien, Series A, 5.00%, 7/01/40		24,000,000		26,577,360
senior lien, Series A, 5.00%, 7/01/33		28,000,000		32,143,720
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,				
7/01/32		6,000,000		7,373,220
7/01/34		5,000,000		6,144,650
7/01/35		9,860,000		12,105,221
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,				
7/01/32		21,095,000		24,428,010
7/01/34		10,000,000		11,515,800
Pima County IDA Lease Revenue,				
Clark County Detention Facility Project, 5.00%, 9/01/39		20,000,000		21,003,000
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31		8,900,000		9,797,209
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39		22,500,000		24,655,725
Pinal County Electric District No. 3 Revenue, Refunding, 5.25%, 7/01/36		10,000,000		11,156,500
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%, 1/01/38		10,000,000		11,339,900

University Medical Center Corp. Hospital Revenue, 5.00%, 7/01/35	7,000,000	7,152,320
		345,311,360
Arkansas 0.1%		
University of Arkansas University Revenue, Various Facility, Fayetteville Campus, Series B, 5.00%,		
11/01/37	3,100,000	3,567,201
11/01/42	9,360,000	10,657,764
		14,224,965
California 12.1%		
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,		
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	28,378,800
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	10,951,495
Refunding, Series F-1, 5.00%, 4/01/34	20,250,000	22,966,942
Refunding, Series F-1, 5.00%, 4/01/39	14,000,000	15,769,320
Refunding, Series F-1, 5.50%, 4/01/43	30,000,000	34,186,800
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	22,766,800
California Educational Facilities Authority Revenue, Carnegie Institute of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	27,655,861
California Health Facilities Financing Authority Revenue, Children's Hospital of Orange County, Series A, 6.50%,		
11/01/24	5,000,000	6,159,800
11/01/38	8,000,000	9,811,440
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	32,880,715
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	35,141,111
California State GO,		
FGIC Insured, 6.00%, 5/01/20	850,000	860,642
Refunding, 5.00%, 2/01/26	27,000,000	27,084,240
Various Purpose, 6.00%, 5/01/18	535,000	541,971
Various Purpose, 5.90%, 4/01/23	1,200,000	1,209,204
Various Purpose, 5.25%, 11/01/25	16,260,000	16,766,011
Various Purpose, 5.00%, 10/01/29	15,000,000	17,335,350
Various Purpose, 5.50%, 11/01/33	2,500,000	2,590,925
Various Purpose, 6.00%, 4/01/38	100,000,000	119,850,000
Various Purpose, 6.00%, 11/01/39	25,000,000	30,342,750
Various Purpose, 5.25%, 11/01/40	50,000,000	58,430,000
Various Purpose, Refunding, 5.00%, 2/01/26	20,000,000	20,382,200
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	34,936,500
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	15,006,960
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	22,675,800
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	29,461,000
California State Public Works Board Lease Revenue,		
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,362,966
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/27	3,980,000	4,861,490
Department of General Services, Buildings 8 and 9, Series A, 6.125%, 4/01/29	5,000,000	6,098,100
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,599,200
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,096,376
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	36,299,477
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	16,003,201
California Statewide CDA Revenue,		
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	10,000,000	10,988,300
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,533,950
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,880,400
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	15,000,000	16,749,000
Corona-Norco USD, GO, Capital Appreciation, Election of 2006, Series C, AGMC Insured,		
zero cpn., 8/01/39	7,500,000	1,980,750
zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	3,229,428
zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	8,238,795
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,		
5.85%, 1/15/23	35,000,000	36,165,150
5.75%, 1/15/40	20,000,000	20,018,000
zero cpn., 1/15/24	65,000,000	34,115,250
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,		
Asset-Backed, Series A-1, Pre-Refunded, 6.25%, 6/01/33	13,140,000	13,398,464
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,255,000	13,829,737
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn., 8/01/39	45,000,000	8,303,850

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Jefferson UHSD San Mateo County GO, Capital Appreciation, Election of 2006, Series D, zero cpn.,		
8/01/35	10,500,000	2,281,755
8/01/40	10,000,000	1,409,200
8/01/41	13,590,000	1,759,633
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39	30,000,000	36,262,800
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,		
Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	28,776,388
senior bond, Series D, 5.00%, 5/15/40	50,000,000	56,457,500
Los Angeles USD, GO,		
Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	31,367,119
Election of 2004, Series F, AGMC Insured, 5.00%, 7/01/30	52,475,000	57,978,578
Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26	10,250,000	11,425,777
Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31	10,000,000	11,017,400
Series KRY, 5.25%, 7/01/34	36,625,000	42,694,495
Los Angeles Wastewater System Revenue, Refunding, NATL Insured, 5.00%, 6/01/25	10,000,000	10,118,400
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,166,750
Metropolitan Water District of Southern California Waterworks Revenue, Series B-2, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/27	9,645,000	9,948,818
New Haven USD, GO, Capital Appreciation, Assured Guaranty, zero cpn.,		
8/01/31	2,055,000	888,007
8/01/32	7,830,000	3,202,783
8/01/33	7,660,000	2,962,888
Placentia-Yorba Linda USD, GO, Election of 2008, Series A, 5.25%, 8/01/32	24,490,000	28,915,098
Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29	5,585,000	6,218,283
Rialto USD, GO, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	6,141,800
Sacramento County Airport System Revenue, Senior Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,947,159
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%, 8/01/34	15,000,000	17,460,900
San Francisco City and County COP, Multiple Capital Improvement Project, Series A, 5.25%, 4/01/31	10,000,000	11,136,700
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	50,000,000	51,698,500
senior lien, 5.00%, 1/01/33	5,000,000	4,981,050
senior lien, ETM, zero cpn., 1/01/23	7,000,000	5,652,640
San Mateo Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	22,988,400
San Mateo UHSD, GO, Capital Appreciation, Election of 2010,		
Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	10,589,200
zero cpn. to 9/01/28, 6.45% thereafter, 9/01/33	5,725,000	3,122,644
Santa Ana USD, GO, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,		
8/01/35	10,000,000	3,548,900
8/01/36	18,865,000	6,306,004
8/01/37	10,000,000	3,144,900
Santa Clara County GO, 5.00%, 8/01/34	25,000,000	28,933,000
Upland USD, GO, Election of 2008, Series B, zero cpn., 8/01/39	50,075,000	9,933,378
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,486,450
West Contra Costa USD, GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn.,		
8/01/29	10,000,000	4,641,100
8/01/30	20,845,000	9,140,324
8/01/31	20,000,000	8,216,200
8/01/32	10,730,000	4,161,201
Whittier UHSD, GO, Capital Appreciation, Election of 2008, Refunding, Series A, zero cpn., 8/01/34	20,000,000	5,834,200
		1,528,810,843
Colorado 2.1%		
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,		
8/01/32	10,000,000	11,309,400
8/01/36	41,235,000	46,615,343
8/01/39	26,930,000	30,320,218
Colorado State Board of Governors University Enterprise System Revenue, Series A,		
5.00%, 3/01/38	10,000,000	11,483,800
5.00%, 3/01/41	8,000,000	9,139,440
AGMC Insured, 5.00%, 3/01/37	10,000,000	10,761,100
NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,761,100
Colorado State Health Facilities Authority Revenue,		
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,968,700
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,442,600
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,546,140

Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,		
5.50%, 11/01/27	7,335,000	8,812,709
Pre-Refunded, 5.50%, 11/01/27	2,665,000	3,350,838
Colorado Water Resources and Power Development Authority Water Resources Revenue, Arapahoe County Water Improvement District Project, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,514,800
Denver City and County Airport System Revenue, Series B,		
5.00%, 11/15/37	15,000,000	17,102,100
4.00%, 11/15/43	10,250,000	10,474,577
Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, Pre-Refunded, 5.00%, 5/15/35	9,950,000	10,989,078
Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.25%, 12/01/30	6,000,000	7,060,980
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	27,277,600
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/34	10,000,000	10,658,400
University of Colorado Enterprise System Revenue, University of Colorado Regents, Series A, 5.375%, 6/01/32	3,500,000	4,168,360
		264,757,283
Connecticut 0.4%		
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%,		
1/01/30	17,345,000	20,808,276
1/01/31	27,000,000	32,261,490
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured, 5.80%, 8/20/39	2,480,000	2,527,343
		55,597,109
District of Columbia 2.9%		
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,		
2/01/24	12,120,000	12,998,215
2/01/25	7,000,000	7,498,890
2/01/26	9,950,000	10,638,341
District of Columbia GO, Series E, NATL Insured, ETM, 6.00%, 6/01/13	15,000	15,065
District of Columbia Hospital Revenue, Children's Hospital Obligated Group, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	24,235,000	26,582,402
District of Columbia Income Tax Secured Revenue,		
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,670,300
Refunding, Series D, 4.00%, 12/01/37	3,740,000	3,987,102
Series A, 5.25%, 12/01/34	11,000,000	12,969,220
Series C, 5.00%, 12/01/35	21,250,000	25,159,363
Series C, 4.00%, 12/01/37	8,900,000	9,488,023
Series C, 5.00%, 12/01/37	7,365,000	8,637,156
District of Columbia Revenue,		
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,778,550
Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	12,842,096
Deed Tax, Housing Product Trust Fund, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,427,700
Georgetown University, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,590,400
Medlantic/Helix, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	21,100,200
National Academy of Sciences, Series A, 5.00%, 4/01/35	10,905,000	12,195,389
National Academy of Sciences, Series A, 5.00%, 4/01/40	16,960,000	18,692,634
National Public Radio, Series A, 5.00%, 4/01/35	7,750,000	8,588,473
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	35,000,000	41,739,250
District of Columbia Water and Sewer Authority Public Utility Revenue,		
Refunding, Series A, 6.00%, 10/01/35	8,000,000	9,852,080
sub. lien, Series A, 5.00%, 10/01/37	8,000,000	9,288,640
Metropolitan Washington D.C. Airports Authority Airport System Revenue,		
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,705,400
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,850,700
Refunding, Series C, 5.25%, 10/01/27	10,745,000	12,571,972
Series A, 5.00%, 10/01/39	5,000,000	5,831,750
Series C, 5.00%, 10/01/26	10,235,000	11,862,979
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	25,362,250
		358,924,540
Florida 6.5%		
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	8,108,490
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,728,188
Broward County School Board COP, NATL Insured, Pre-Refunded, 5.00%, 7/01/28	17,415,000	17,753,025
Broward County Water and Sewer Utility Revenue, Series A,		
5.25%, 10/01/34	8,800,000	10,399,400

5.00%, 10/01/37	15,000,000	17,635,650
Cape Coral Water and Sewer Revenue,		
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,509,400
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	24,208,214
Citizens Property Insurance Corp. Revenue,		
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,501,400
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	28,063,555
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	11,676,900
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	29,713,750
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	12,000,000	13,981,080
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,918,750
Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,775,243
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	17,500,000	23,784,075
Florida State Mid-Bay Bridge Authority Revenue, Series A,		
AMBAC Insured, zero cpn., 10/01/23	4,950,000	2,736,657
AMBAC Insured, zero cpn., 10/01/24	2,970,000	1,535,639
Pre-Refunded, zero cpn., 10/01/23	50,000	34,952
Pre-Refunded, zero cpn., 10/01/24	30,000	19,806
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,476,893
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	10,000,000	10,464,200
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,433,950
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,756,580
Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24	13,500,000	13,817,925
Hillsborough County School Board COP, Master Lease Program,		
Refunding, Series A, 5.00%, 7/01/28	17,650,000	20,555,190
Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,097,050
Indian River County School Board COP, NATL RE, FGIC Insured, 5.00%, 7/01/27	16,485,000	17,807,427
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo Clinic, 5.00%, 11/15/36	17,950,000	19,359,075
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32	6,015,000	6,572,470
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project, Series B, CIFG Insured, 5.00%, 10/01/35	10,645,000	11,170,224
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,236,050
Miami-Dade County Aviation Revenue, Miami International Airport,		
Hub of the Americas, Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	15,000,000	16,049,100
Refunding, Series A, 5.50%, 10/01/36	20,000,000	22,775,600
Refunding, Series A, Assured Guaranty, 5.25%, 10/01/33	11,000,000	11,961,840
Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	13,000,000	14,046,630
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Series A, 5.50%, 4/01/38	12,500,000	13,606,750
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,265,000	32,976,441
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	20,000,000	23,722,800
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/30	10,630,000	10,974,944
Miami-Dade County School Board COP, Assured Guaranty, 5.25%, 2/01/27	10,000,000	11,401,400
Miami-Dade County Special Obligation Revenue,		
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32	10,000,000	10,057,400
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,680,000
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,096,115
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,646,370
Miami-Dade County Transit Sales Surtax Revenue, Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	20,447,767
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	20,000,000	22,331,400
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	15,000,000	17,262,900
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds, Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	19,173,945
Orlando-Orange County Expressway Authority Revenue,		
Series A, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,076,400
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28	10,630,000	10,836,328
Series C, 5.00%, 7/01/40	15,000,000	16,673,250
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/28	10,000,000	11,862,500
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.25%, 10/01/38	16,500,000	18,003,810
Port St. Lucie GO, NATL Insured, 5.00%, 7/01/32	7,000,000	7,588,770
Port St. Lucie Utility Revenue, System, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,438,360
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/28	10,000,000	10,593,100
5.00%, 5/01/36	12,500,000	13,328,125
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	6,604,655

South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	31,070,000	33,301,447
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27	5,785,000	6,280,196
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	21,580,800
Tampa-Hillsborough County Expressway Authority Revenue, Refunding, Series A, 5.00%, 7/01/37	10,000,000	11,278,500
		822,488,851
Georgia 3.5%		
Athens-Clarke County Unified Government Water and Sewerage Revenue, 5.50%, 1/01/38	14,500,000	16,617,000
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,		
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33	19,500,000	20,498,595
Series J, AGMC Insured, 5.00%, 1/01/29	10,000,000	10,668,600
Atlanta Airport Revenue, General, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,928,650
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%,		
1/01/24	6,385,000	7,253,105
1/01/25	6,955,000	7,905,331
1/01/26	5,000,000	5,662,050
1/01/27	5,000,000	5,689,750
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC Project, Series A, XLCA Insured, 5.00%, 9/01/30	10,000,000	10,583,000
Atlanta Water and Wastewater Revenue, Refunding,		
Series A, 6.25%, 11/01/34	20,000,000	24,876,400
Series A, NATL Insured, 5.00%, 11/01/33	13,000,000	13,043,680
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,167,900
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project,		
5.00%, 7/01/33	5,000,000	5,371,400
5.25%, 7/01/38	10,000,000	10,768,000
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39	23,075,000	25,499,259
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,		
Series B, 5.50%, 1/01/33	15,000,000	16,277,550
Series E, 7.00%, 1/01/23	25,000,000	29,907,250
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured, 5.00%, 1/01/27	5,000,000	5,550,800
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,950,920
Cobb County Hospital Authority Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/28	18,000,000	18,584,640
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,634,900
Georgia State GO, Series A, 4.00%, 7/01/32	20,000,000	22,500,200
Georgia State Higher Education Facilities Authority Revenue,		
USG Real Estate Foundation I LLC Project, 5.50%, 6/15/34	10,000,000	11,095,200
USG Real Estate Foundation I LLC Project, 6.25%, 6/15/40	13,970,000	16,224,898
USG Real Estate Foundation I LLC Project, Assured Guaranty, 5.625%, 6/15/38	5,000,000	5,598,000
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	5,000,000	5,388,550
Henry County and Henry County Water and Sewer Authority Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 2/01/26	5,770,000	5,885,400
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project, 5.25%, 10/01/35	10,485,000	11,224,612
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured,		
5.00%, 3/01/32	1,805,000	2,042,177
Pre-Refunded, 5.00%, 3/01/32	4,270,000	5,009,607
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,201,550
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,374,000
Private Colleges and Universities Authority Revenue, Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	24,521,280
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer Research Center, LLC Project, Series A, AMBAC Insured, 5.00%, 12/15/29	5,000,000	5,135,600
		443,639,854
Hawaii 1.1%		
Hawaii State Department of Budget and Finance Special Purpose Revenue,		
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,748,075
Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13	145,000	145,539
Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18	2,040,000	2,045,039
Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28	1,470,000	1,472,293
Hawaii State GO, Series EE,		
5.00%, 11/01/27	6,070,000	7,456,813

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

5.00%, 11/01/29	7,610,000	9,274,611
4.00%, 11/01/32	26,595,000	29,345,721
Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A, NATL Insured, 5.00%, 7/01/36	20,000,000	22,195,600
Honolulu City and County GO,		
ETM, 6.00%, 12/01/14	150,000	165,410
Refunding, Series A, 5.00%, 11/01/30	5,000,000	6,035,950
Refunding, Series A, 5.00%, 11/01/32	7,890,000	9,449,537
Refunding, Series A, 5.00%, 11/01/36	8,280,000	9,753,426
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35	1,110,000	1,111,621
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A, 5.00%,		
7/01/37	8,020,000	9,397,515
7/01/38	10,000,000	11,467,900
7/01/42	3,500,000	4,057,410
		132,122,460
Idaho 0.1%		
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,808,875
Illinois 5.9%		
Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36	7,765,000	7,969,142
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian Insured, 5.125%, 11/01/37	5,000,000	5,179,150
Chicago Board of Education GO,		
Refunding, Series C, AGMC Insured, 5.25%, 12/01/23	15,860,000	18,236,780
Refunding, Series F, 5.00%, 12/01/31	12,500,000	13,944,750
Series A, 5.50%, 12/01/39	6,500,000	7,495,085
Series A, 5.00%, 12/01/42	30,200,000	33,120,038
Chicago GO,		
Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,874,867
Project, Series A, 5.00%, 1/01/34	15,000,000	16,708,350
Project, Series A, 5.25%, 1/01/35	7,000,000	7,834,260
Refunding, Series A, 5.25%, 1/01/37	13,785,000	14,999,321
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	13,445,000	14,915,883
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	26,000,000	28,691,780
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	23,076,292
Chicago O'Hare International Airport Revenue, General, third lien,		
Series A, 5.75%, 1/01/39	5,000,000	5,861,300
Series C, AGMC Insured, 5.25%, 1/01/35	12,850,000	14,761,823
Chicago Park District GO, Series A, 5.00%, 1/01/33	4,500,000	5,302,755
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	11,195,700
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	11,432,200
Chicago Wastewater Transmission Revenue,		
second lien, 5.00%, 1/01/42	14,795,000	16,576,170
Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	19,822,320
Chicago Waterworks Revenue, second lien, Refunding, 5.00%, 11/01/42	10,000,000	11,245,900
Cook County GO, Refunding, Series A, 5.25%, 11/15/33	8,720,000	9,858,483
Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A, NATL Insured, 5.50%, 5/15/21	10,000,000	10,017,200
Illinois Health Facilities Authority Revenue,		
Loyola University Health Systems, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,629,861
South Suburban Hospital, ETM, 7.00%, 2/15/18	3,035,000	3,510,311
Illinois Municipal Electric Agency Power Supply Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/35	20,000,000	21,895,000
Illinois State Finance Authority Revenue,		
Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.50%, 1/01/28	45,000,000	49,776,300
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,215,000	18,032,377
Columbia College, NATL Insured, 5.00%, 12/01/32	15,440,000	16,269,437
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29	28,650,000	30,393,066
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,800,050
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	17,124,300
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.75%, 11/01/28	2,500,000	2,861,275
Rush University Medical Center Obligated Group, Refunding, Series B, NATL Insured, 5.25%, 11/01/35	3,000,000	3,228,630
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	12,397,400
Sherman Health System, Series A, 5.50%, 8/01/37	5,000,000	5,505,850
Illinois State Finance Authority Student Housing Revenue,		
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	18,091,350
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,863,050

Franklin Federal Tax-Free Income Fund
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Illinois State GO,		
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,672,000
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,981,700
Refunding, 5.00%, 1/01/24	12,820,000	14,214,047
Refunding, 5.00%, 8/01/25	4,000,000	4,536,160
Illinois State Revenue, Build Illinois, Series B, 5.25%, 6/15/34	15,000,000	17,221,350
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%, 1/01/31	10,245,000	11,480,240
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,		
Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, 5.50%, 6/15/20	8,240,000	9,472,951
Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, 5.55%, 6/15/21	6,000,000	6,837,420
Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	30,000,000	28,656,000
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	16,952,100
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	12,000,000	17,208,360
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	5,000,000	5,598,300
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,694,634
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	815,000	950,290
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn.,		
12/01/24	3,850,000	2,507,505
12/01/26	7,700,000	4,570,181
University of Illinois University Revenues, Auxiliary Facilities System,		
Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,338,839
Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,631,000
Series A, 5.75%, 4/01/38	7,000,000	7,910,490
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co. Project, 5.45%, 2/01/23	3,600,000	3,609,684
		738,541,057
Indiana 1.1%		
Carmel RDA Lease Rent Revenue, Multipurpose, Series A, 4.00%,		
8/01/35	9,025,000	9,416,324
2/01/38	7,220,000	7,450,390
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%, 2/01/29	9,000,000	10,177,560
Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A, 6.75%, 3/01/39	9,750,000	11,452,155
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%, 3/01/27	6,500,000	7,277,140
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	4,000,000	4,742,400
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding, Series B, 6.00%, 8/01/39	10,000,000	11,508,800
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,837,375
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series A,		
5.00%, 10/01/37	5,000,000	5,715,500
5.25%, 10/01/38	12,000,000	13,778,040
4.00%, 10/01/42	22,615,000	23,142,382
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F, Assured Guaranty, 5.00%, 1/01/35	10,000,000	11,610,700
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured, 5.60%, 11/01/16	5,000,000	5,602,950
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,465,140
		138,176,856
Kansas 0.3%		
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,		
Series A, NATL Insured, 5.30%, 6/01/31	18,000,000	18,508,320
Series B, NATL Insured, 4.85%, 6/01/31	8,000,000	8,438,400
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,255,125
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,700,550
		39,902,395
Kentucky 1.1%		
Carroll County Environmental Facilities Revenue, AMBAC Insured, 5.75%, 2/01/26	12,500,000	13,790,375
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,		
8/15/13	6,825,000	6,771,765
8/15/14	6,860,000	6,691,930
8/15/16	7,005,000	6,552,967
8/15/17	7,115,000	6,484,469

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,		
Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	7,376,747
Refunding, Series C, NATL Insured, 6.05%, 10/01/19	7,385,000	7,636,164
Refunding, Series C, NATL Insured, 6.10%, 10/01/21	6,050,000	6,243,177
Refunding, Series C, NATL Insured, 6.10%, 10/01/23	11,295,000	11,644,354
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/19	3,695,000	3,869,367
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/21	2,875,000	3,011,620
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/23	5,650,000	5,918,488
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena, Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,363,840
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/32	10,000,000	10,821,700
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding, 5.50%, 11/01/28	15,000,000	17,304,600
Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,285,300
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish Hospital and St. Mary's HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	14,501,845
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	7,000,000	7,775,040
		144,043,748
Louisiana 2.1%		
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%, 2/01/39	6,000,000	6,966,780
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27	5,655,000	5,751,814
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27	12,485,000	13,447,718
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30	5,055,000	5,368,258
Lafayette Public Trust Financing Authority Revenue, Ragin' Cajun Facilities, Housing and Package Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	6,739,500
Louisiana Local Government Environmental Facilities and CDA Revenue, Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32	6,730,000	7,496,345
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	10,000,000	11,989,700
Louisiana Public Facilities Authority Revenue,		
Millennium Housing LLC Student Housing, Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,604,400
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,744,770
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,260,000	10,895,812
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,660,700
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	13,501,100
Louisiana State Gasoline and Fuels Tax Revenue,		
second lien, Series B, 5.00%, 5/01/45	23,690,000	27,032,659
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/35	31,040,000	34,226,567
New Orleans GO, Public Improvement,		
NATL Insured, Pre-Refunded, 5.00%, 10/01/33	3,545,000	3,683,503
Radian Insured, 5.00%, 12/01/27	5,935,000	6,439,000
Radian Insured, 5.125%, 12/01/33	11,645,000	12,525,595
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A, AMBAC Insured, 5.00%, 7/01/36	6,230,000	6,597,819
St. Charles Parish Gulf Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22, 4.00%, 12/01/40	5,000,000	5,536,750
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	40,500,000	43,300,980
		261,509,770
Maine 0.4%		
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty, 5.875%, 12/01/39	14,515,000	15,970,129
Maine Health and Higher Educational Facilities Authority Revenue,		
MaineGeneral Medical Center Issue, 6.75%, 7/01/36	4,250,000	5,206,462
MaineGeneral Medical Center Issue, 7.00%, 7/01/41	10,000,000	12,348,600
Series A, NATL Insured, 5.00%, 7/01/32	6,045,000	6,072,807
Maine State Turnpike Authority Revenue, Series A, 5.00%, 7/01/37	8,400,000	9,685,788
		49,283,786
Maryland 0.5%		
Baltimore Project Revenue, Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37	8,130,000	9,193,811
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	6,124,550
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	15,000,000	15,613,050
Maryland State Health and Higher Educational Facilities Authority Revenue,		
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	3,000,000	3,658,890
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	3,000,000	3,296,490

Upper Chesapeake Hospitals Issue, Series C, 6.00%, 1/01/38	5,000,000	5,638,000
Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34	19,345,000	20,344,556
		63,869,347
Massachusetts 3.1%		
Massachusetts Bay Transportation Authority Revenue, Assessment, Refunding, Series A,		
5.25%, 7/01/34	27,630,000	32,518,576
4.00%, 7/01/37	15,000,000	15,706,650
5.00%, 7/01/41	10,000,000	11,663,900
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%, 7/01/28	10,000,000	12,882,800
Massachusetts Educational Financing Authority Education Loan Revenue,		
Series H, Assured Guaranty, 6.35%, 1/01/30	5,830,000	6,407,287
Series I, 6.00%, 1/01/28	15,990,000	18,170,716
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior, Refunding, Series B, 5.00%, 1/01/37	31,000,000	34,370,940
Massachusetts State Development Finance Agency Revenue,		
Brandeis University, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,302,630
Massachusetts/Saltonstall Redevelopment Building Corp. Project, 100 Cambridge Street Redevelopment, Series A, NATL Insured, 5.125%, 8/01/28	6,735,000	6,740,321
Wellesley College, Series J, 5.00%, 7/01/42	10,000,000	11,521,900
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	10,000,000	10,906,400
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	11,190,600
Massachusetts State Health and Educational Facilities Authority Revenue,		
Berklee College of Music, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,935,400
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	10,502,900
Northeastern University, Series A, 5.00%, 10/01/35	20,000,000	22,368,800
Northeastern University, Series R, 5.00%, 10/01/33	6,830,000	7,420,590
Springfield College, 5.50%, 10/15/31	1,710,000	1,894,150
Springfield College, 5.625%, 10/15/40	7,000,000	7,748,440
Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38	9,140,000	10,169,621
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,		
Refunding, Senior Series B, 5.00%, 8/15/29	19,000,000	23,004,820
Refunding, Senior Series B, 5.00%, 8/15/30	20,000,000	24,102,600
Series A, AGMC Insured, 5.00%, 8/15/30	550,000	602,316
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/15/30	14,450,000	16,123,888
Series A, AMBAC Insured, 4.50%, 8/15/35	30,000,000	32,486,400
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,		
6/01/35	14,295,000	15,231,894
6/01/36	14,265,000	15,146,149
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A, 5.00%, 8/01/32	225,000	225,601
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	450,000	451,512
		391,797,801
Michigan 2.8%		
Detroit City School District GO, School Building and Site Improvement,		
Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,414,432
Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,690,110
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23	2,000,000	2,023,000
Series B, FGIC Insured, Pre-Refunded, 5.00%, 5/01/33	16,870,000	17,061,981
Detroit GO, Distribution State Aid, 5.00%, 11/01/30	22,500,000	24,737,625
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.00%, 7/01/30	5,470,000	5,591,543
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,096,920
Detroit Water Supply System Revenue,		
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	6,037,650
senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21	10,000,000	10,729,800
senior lien, Refunding, Series D, AGMC Insured, 5.00%, 7/01/32	32,650,000	34,005,955
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30	17,575,000	17,615,598
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, 4.50%, 5/01/31	21,800,000	23,038,240
Michigan State Building Authority Revenue, Facilities Program,		
Refunding, Series I, 6.25%, 10/15/38	15,000,000	18,064,800
Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,755,719
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,475,000	10,309,084
Series H, 5.125%, 10/15/33	12,500,000	14,205,125
Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,812,800

Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,		
5.00%, 6/01/18	2,400,000	2,676,912
5.00%, 6/01/19	1,900,000	2,135,904
5.00%, 6/01/20	1,500,000	1,689,540
5.50%, 6/01/21	10,000,000	11,510,600
Michigan State GO, Environmental Program, Refunding, Series A,		
6.00%, 11/01/24	1,000,000	1,196,510
5.50%, 11/01/25	1,000,000	1,154,150
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,645,100
Michigan State Hospital Finance Authority Revenue, MidMichigan Obligated Group, Series A,		
6.00%, 6/01/29	4,000,000	4,560,120
6.125%, 6/01/39	5,000,000	5,741,400
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,678,600
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/34	42,680,000	41,136,265
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group, Refunding,		
Series V, 8.25%, 9/01/39	20,000,000	25,456,400
Series W, 6.375%, 8/01/29	10,000,000	11,599,300
Wayne State University Revenue, General, AMBAC Insured, 5.00%, 11/15/36	5,000,000	5,648,150
		347,019,333
Minnesota 0.3%		
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,		
6.625%, 11/15/28	11,000,000	13,223,100
6.75%, 11/15/32	6,250,000	7,543,375
Minnesota Agricultural and Economic Development Board Revenue, Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	510,000	511,688
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%,		
3/01/27	8,000,000	9,635,920
3/01/29	5,000,000	5,977,550
University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13	1,250,000	1,276,238
		38,167,871
Mississippi 0.3%		
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%, 4/01/22	40,000,000	40,098,400
Missouri 0.7%		
Metropolitan St. Louis Sewer District Wastewater System Revenue, Series A, 5.00%, 5/01/42	30,000,000	34,993,200
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,		
Iatan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34	14,000,000	14,761,180
Plum Point Project, NATL Insured, 5.00%, 1/01/34	13,000,000	13,453,830
Missouri State Board of Public Buildings Special Obligation Revenue, Series A,		
4.75%, 10/15/28	710,000	724,867
Pre-Refunded, 4.75%, 10/15/28	7,540,000	7,777,435
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,539,750
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding, 5.40%, 5/15/28	4,000,000	4,000,000
		92,250,262
Montana 0.2%		
Forsyth PCR, Puget Sound Energy Project, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31	20,000,000	20,231,600
Nebraska 1.7%		
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded, 5.00%, 12/15/31	5,795,000	6,757,028
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,877,500
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36	24,725,000	27,663,566
Lincoln Electric System Revenue, Pre-Refunded, 5.00%, 9/01/31	8,645,000	9,652,142
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project, Series A-1, 6.00%, 7/01/33	12,000,000	13,299,960
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC Insured, 5.375%, 4/01/39	5,000,000	5,781,300
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured, 5.00%, 2/01/35	30,000,000	32,228,100
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36	9,000,000	10,145,160
Omaha Public Power District Revenue,		
Refunding, Series A, 5.00%, 2/01/37	3,250,000	3,767,108
Refunding, Series A, 5.00%, 2/01/42	14,000,000	16,120,300

Series C, 5.00%, 2/01/39	23,305,000	26,523,187
Omaha Public Power District Separate Electric System Revenue, Nebraska City 2, Series A, AMBAC Insured, 5.00%, 2/01/30	12,165,000	13,433,080
University of Nebraska Revenue,		
Kearney Student Fees and Facilities, 5.00%, 7/01/30	5,000,000	5,539,400
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,823,050
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,557,425
Lincoln Student Fees and Facilities, Refunding, 4.00%, 7/01/33	7,150,000	7,756,463
Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34	5,000,000	5,852,200
Omaha Student Facilities Project, 5.00%, 5/15/32	5,000,000	5,677,850
University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38	5,000,000	5,709,900
		216,164,719
Nevada 0.5%		
Clark County Airport Revenue, sub. lien, Series A-2, NATL RE, FGIC Insured, 5.125%, 7/01/27	10,000,000	10,497,900
Clark County GO, Bond Bank, Refunding, 4.00%, 6/01/29	8,450,000	8,941,875
Clark County School District GO,		
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	15,000,000	17,146,050
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/15/21	10,000,000	11,285,800
Las Vegas Valley Water District GO, Series B, 5.00%, 6/01/42	8,000,000	9,124,720
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	7,300,000	7,329,419
		64,325,764
New Hampshire 0.2%		
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33	5,001,000	5,005,751
New Hampshire Health and Education Facilities Authority Revenue, The Memorial Hospital Issue, Refunding, 5.25%,		
6/01/26	1,000,000	1,023,150
6/01/36	1,100,000	1,114,278
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire Catholic Charities Issue, 5.80%, 8/01/22	1,050,000	1,051,176
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	13,076,775
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,668,250
		26,939,380
New Jersey 3.3%		
Bayonne GO, General Improvement, Refunding, 5.75%, 7/01/35	9,000,000	10,426,680
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,010,250
New Jersey EDA Revenue,		
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/29	20,000,000	21,493,600
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,533,700
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,253,900
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	21,952,600
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	24,311,980
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	11,036,100
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,		
6/15/25	20,305,000	22,782,007
6/15/26	8,000,000	8,941,680
6/15/27	4,000,000	4,446,520
6/15/28	2,000,000	2,214,780
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	5,465,000	5,797,326
New Jersey State Transportation Trust Fund Authority Revenue,		
Transportation Program, Series AA, 5.00%, 6/15/32	36,175,000	41,944,551
Transportation Program, Series AA, 5.00%, 6/15/38	37,500,000	42,499,875
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	47,427,728
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	26,462,734
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	11,532,700
Transportation System, Series D, 5.25%, 12/15/23	50,000,000	62,198,000
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	10,000,000	9,587,200
Series E, 5.25%, 1/01/40	13,925,000	15,648,776
		411,502,687
New York 7.1%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	15,221,875

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

MTA Dedicated Tax Fund Revenue, Series B,		
5.25%, 11/15/28	6,000,000	7,014,480
5.25%, 11/15/29	4,000,000	4,660,040
5.25%, 11/15/30	3,000,000	3,482,910
5.00%, 11/15/34	15,000,000	17,033,700
MTA Revenue,		
Series A, 5.00%, 11/15/37	25,000,000	27,548,500
Series D, 5.00%, 11/15/36	9,500,000	10,799,125
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,958,400
Transportation, Series C, 6.50%, 11/15/28	15,000,000	19,021,500
Transportation, Series C, 5.00%, 11/15/41	14,000,000	15,924,300
MTA Transit Facilities Revenue, Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21	15,000,000	15,315,150
New York City GO,		
Refunding, Series C, 5.00%, 8/01/23	24,620,000	29,474,571
Series A, Sub Series A-1, 5.00%, 10/01/30	6,135,000	7,304,086
Series A, Sub Series A-1, 5.00%, 10/01/31	10,000,000	11,859,000
Series A, Sub Series A-1, 5.00%, 10/01/32	10,000,000	11,766,300
Series D, 5.50%, 6/01/24	185,000	185,725
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	12,355,200
Series F, 5.25%, 1/15/23	230,000	230,819
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	11,140,400
Second General Resolution, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	75,126,110
Second General Resolution, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	17,611,500
Series A, 5.75%, 6/15/40	6,000,000	7,148,400
New York City Transitional Finance Authority Building Aid Revenue,		
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	23,408,800
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,507,762
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,990,297
Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	6,200,894
Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	39,408,250
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Fiscal 2013, Refunding, Series E, 4.00%, 11/01/26	20,285,000	23,031,589
Future Tax Secured, Fiscal 2013, Refunding, Series E, 4.00%, 11/01/27	21,025,000	23,638,828
Future Tax Secured, Series D, 5.00%, 2/01/27	2,490,000	2,498,790
Future Tax Secured, Series D, Pre-Refunded, 5.00%, 2/01/27	7,510,000	7,510,000
Future Tax Secured, Series E, Sub Series E-1, 5.00%, 2/01/37	14,000,000	16,179,800
sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	15,000,000	17,046,450
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,908,500
New York Liberty Development Corp. Liberty Revenue,		
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	25,000,000	28,842,750
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	28,564,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	5,000,000	5,783,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,222,605
New York Liberty Development Corp. Revenue,		
5.50%, 10/01/37	24,995,000	31,017,295
Goldman Sachs Headquarters, 5.25%, 10/01/35	40,000,000	47,802,800
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	11,332,900
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,		
Refunding, Series A, 5.00%, 7/01/28	1,535,000	1,538,807
Series C, 6.00%, 7/01/31	23,215,000	27,804,605
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,		
Refunding, Series A, 5.00%, 6/15/31	12,500,000	14,986,000
Series B, 5.00%, 3/15/33	15,640,000	18,403,432
Series B, 5.00%, 3/15/42	25,000,000	28,637,500
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,		
6.10%, 11/01/15	205,000	205,543
6.125%, 11/01/20	270,000	270,599
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1, 5.00%, 3/15/36	5,000,000	5,719,450
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%,		
7/15/34	19,965,000	21,214,410
7/15/35	26,175,000	27,708,593
Triborough Bridge and Tunnel Authority Revenues,		
General, Series A-2, 5.25%, 11/15/34	7,500,000	8,872,950
General Purpose, 5.25%, 11/15/38	25,000,000	28,711,750

General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	19,730,250
		897,881,540
North Carolina 2.2%		
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34	6,000,000	6,202,380
Charlotte COP,		
Cultural Arts Facilities, Refunding, Series C, 5.00%, 6/01/34	13,000,000	14,606,020
Transit Projects, Phase II, Series E, 5.00%, 6/01/30	15,940,000	17,326,621
North Carolina Eastern Municipal Power Agency Power System Revenue,		
Refunding, Series B, 6.00%, 1/01/22	1,250,000	1,614,663
Refunding, Series B, 6.25%, 1/01/23	39,030,000	51,760,415
Series A, 5.50%, 1/01/26	4,500,000	5,220,720
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center Project, FHA Insured, Pre-Refunded, 4.75%, 9/01/24	6,970,000	7,456,088
North Carolina State Capital Improvement Limited Obligation Revenue, Series A, 5.00%,		
5/01/23	20,000,000	24,009,400
5/01/24	5,500,000	6,656,870
5/01/25	5,750,000	6,932,832
5/01/26	20,000,000	23,920,000
5/01/27	4,500,000	5,387,175
5/01/28	4,250,000	5,073,990
North Carolina Turnpike Authority Triangle Expressway System Revenue,		
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	10,908,500
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	6,239,550
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	6,082,044
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,771,207
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,569,029
Pender County Revenue, Limited Obligation, Refunding, 4.50%, 6/01/44	7,540,000	8,073,003
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	13,115,000	15,186,383
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	28,784,230
		270,781,120
North Dakota 0.3%		
Grand Forks Health Care System Revenue, Altru Health System Obligated Group,		
Assured Guaranty, 5.00%, 12/01/26	8,385,000	9,053,955
Refunding, 5.50%, 12/01/20	8,870,000	10,032,680
Refunding, 5.50%, 12/01/24	13,945,000	15,393,328
		34,479,963
Ohio 2.7%		
Akron Income Tax Revenue, Community Learning Centers,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/26	6,085,000	6,322,741
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/27	3,185,000	3,309,438
Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,784,700
American Municipal Power-Ohio Inc. Revenue,		
Fremont Energy Center Project, Series B, 5.00%, 2/15/42	36,000,000	39,854,880
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,500,000	24,508,800
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,513,087
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	14,279,850
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	20,547,225
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	10,045,012
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/29	5,000,000	5,309,850
Jobsohio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	11,000,000	12,548,800
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,946,900
Kettering City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	1,860,000	1,932,670
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	7,505,000	8,407,251
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,657,440
Maple Heights City School District GO, School Facilities Improvement,		
5.00%, 1/15/37	23,890,000	26,129,210
Pre-Refunded, 5.00%, 1/15/37	5,480,000	6,388,146
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,		
12/01/31	8,000,000	8,490,160
12/01/36	13,725,000	14,429,779
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,804,500
Pollution Control, FirstEnergy Solutions Corp., Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,940,325

Ohio State GO,		
Higher Education, Refunding, Series A, 5.00%, 2/01/30	8,695,000	10,385,047
Higher Education, Refunding, Series A, 5.00%, 2/01/31	6,500,000	7,708,610
Series A, 5.375%, 9/01/28	10,000,000	11,907,200
Ohio State University Revenue, 5.00%, 6/01/38	10,060,000	11,688,714
Ohio State Water Development Authority Pollution Control Facilities Revenue, FirstEnergy Solutions Corp., Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,718,600
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,569,100
		340,128,035
Oregon 0.8%		
Lane County School District No. 19 Springfield GO, Refunding, NATL RE, FGIC Insured, 6.00%, 10/15/13	1,250,000	1,300,013
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,926,950
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 4.50%, 11/15/32	30,000,000	32,713,500
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,		
8/01/26	3,340,000	3,712,176
8/01/26	3,290,000	3,660,948
8/01/27	3,505,000	3,895,562
8/01/27	3,450,000	3,838,987
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	27,990,750
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	13,415,596
		96,454,482
Pennsylvania 2.5%		
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	16,147,310
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	7,287,278
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,685,200
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,554,950
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	20,000,000	24,019,600
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	22,195,200
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	12,500,000	14,825,125
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	13,225,000	14,398,190
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	5,345,400
Motor License Fund-Enhanced, Series A, 5.00%, 12/01/37	3,000,000	3,385,020
Motor License Fund-Enhanced, Series A, 5.00%, 12/01/42	5,000,000	5,584,900
Motor License Fund Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	22,164,000
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	6,115,150
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	18,228,300
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,640,400
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,170,300
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,219,900
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured,		
5.30%, 1/01/18	1,335,000	1,340,033
5.35%, 1/01/23	5,690,000	5,711,167
5.375%, 1/01/28	3,700,000	3,706,549
Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29	4,500,000	5,237,955
Philadelphia RDAR, Neighborhood Transformation, Series C, NATL RE, FGIC Insured, 5.00%,		
4/15/29	10,965,000	11,434,083
4/15/30	12,000,000	12,497,760
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	28,450,250
Philadelphia Water and Wastewater Revenue, Series A,		
5.25%, 1/01/25	1,000,000	1,153,650
5.00%, 1/01/26	5,000,000	5,691,050
5.00%, 1/01/27	1,750,000	1,984,657
5.25%, 1/01/32	5,000,000	5,653,650
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	19,902,420
		313,729,447
Rhode Island 1.1%		
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%, 8/01/30	7,990,000	8,551,058

Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/27	17,300,000	19,757,119
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,		
Refunding, Series 15-A, 6.85%, 10/01/24	620,000	621,029
Series 10-A, 6.50%, 10/01/22	475,000	475,532
Series 10-A, 6.50%, 4/01/27	265,000	265,384
Rhode Island State EDC Airport Revenue, Series B, NATL Insured, 5.00%,		
7/01/27	12,280,000	12,752,780
7/01/30	14,965,000	15,478,150
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,		
Brown University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,175,130
New England Institute of Technology, Series A, 5.125%, 3/01/40	16,435,000	17,848,245
Rhode Island State Health and Educational Building Corp. Revenue,		
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island, Refunding, Series G, AMBAC Insured, 5.00%, 9/15/30	10,000,000	10,682,800
Hospital Financing, Lifespan Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 5/15/26	5,000,000	5,369,600
Hospital Financing, Lifespan Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 5/15/32	14,440,000	15,339,179
Hospital Financing, Lifespan Obligated Group, Series A, 7.00%, 5/15/39	8,200,000	9,592,770
Public Schools, Series A, 5.00%, 5/15/37	10,585,000	12,232,238
		139,141,014
South Carolina 1.6%		
Anderson County School District No. 5 GO, 5.00%, 2/01/36	11,415,000	12,999,060
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School District, 5.25%, 12/01/30	8,000,000	8,832,800
Dorchester County Waterworks and Sewer System Revenue, Improvement, NATL Insured, Pre-Refunded, 5.00%, 10/01/28	8,000,000	8,250,880
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Refunding, 5.00%, 12/01/28	7,500,000	8,397,225
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No. 50, Refunding, Assured Guaranty, 4.50%, 12/01/32	7,030,000	7,604,913
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	12,300,000	12,938,616
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/15/31	10,910,000	11,682,319
Newberry Investing in Children's Education Installment Revenue, Newberry County School District Project, 5.00%, 12/01/30	4,000,000	4,157,520
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	11,152,100
Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort School District County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	6,091,498
Scago Educational Facilities Corp. for Chesterfield School District Revenue, School Project, Assured Guaranty, 5.00%, 12/01/29	7,500,000	8,119,350
Scago Educational Facilities Corp. for Colleton School District Revenue, School Project, Assured Guaranty, 5.00%,		
12/01/25	3,340,000	3,613,279
12/01/26	4,000,000	4,306,200
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%,		
12/01/25	18,900,000	20,727,252
12/01/31	10,000,000	10,750,500
South Carolina Jobs EDA Hospital Revenue,		
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,191,400
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29	4,000,000	4,461,480
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000	3,399,960
South Carolina State Public Service Authority Revenue, Refunding,		
Series A, 5.50%, 1/01/38	7,500,000	8,745,900
Series B, 5.25%, 1/01/34	6,000,000	6,957,660
University of South Carolina Higher Education Revenue, Special Moore School Business Project, 5.00%, 5/01/32	11,490,000	13,586,121
		197,966,033
South Dakota 0.3%		
South Dakota Health and Educational Facilities Authority Revenue,		
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,299,280
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,396,700
Sanford Health, 5.00%, 11/01/27	2,355,000	2,540,079
Sanford Health, 5.00%, 11/01/40	12,945,000	13,650,891
South Dakota State Health and Educational Facilities Authority Revenue, Vocational Education Program,		
Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,609,764
Series A, 5.125%, 8/01/46	7,000,000	7,737,100
		39,233,814
Tennessee 0.2%		
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/27	17,500,000	18,856,600

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Texas 9.7%		
Alamo Community College District GO, Limited Tax, Refunding, 5.00%, 8/15/35	10,460,000	12,420,832
Allen ISD, GO, School Building, Series A, 5.00%, 2/15/39	11,575,000	13,366,926
Austin Community College District Public Facility Corp. Revenue,		
Educational Facility Project, Round Rock Campus, 5.25%, 8/01/33	8,675,000	10,257,407
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,488,880
Austin Electric Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 11/15/28	10,000,000	10,133,800
Austin ISD, GO, Refunding, 5.00%, 8/01/33	10,000,000	11,597,300
Austin Water and Wastewater System Revenue, Refunding, 5.00%, 11/15/42	10,000,000	11,591,600
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax and Revenue, AGMC Insured, 5.00%, 6/15/37	20,000,000	22,285,800
Bexar County HFC, MFHR, American Opportunity for Housing Colinas, LLC Project, Series A, NATL Insured, 5.80%, 1/01/31	6,000,000	6,015,780
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	10,000,000	11,356,400
Central Texas Regional Mobility Authority Revenue, senior lien, Refunding, 6.00%, 1/01/41	14,000,000	16,366,840
Corpus Christi Utility System Revenue, junior lien, Refunding, 5.00%, 7/15/37	12,625,000	14,277,613
Crowley ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/36	13,900,000	15,948,443
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,404,938
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%, 2/15/29	28,325,000	30,248,834
Dallas GO, Refunding, 5.00%,		
2/15/24	10,000,000	12,392,000
2/15/25	10,000,000	12,318,000
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35	10,000,000	11,633,400
Dallas-Fort Worth International Airport Revenue, Joint Improvement,		
Refunding, Series C, 5.00%, 11/01/45	25,250,000	28,199,957
Series A, 5.00%, 11/01/42	25,000,000	27,468,500
Denton ISD, GO,		
Refunding, Series B, PSF Guarantee, 5.00%, 8/15/32	8,000,000	9,618,560
Refunding, Series B, PSF Guarantee, 5.00%, 8/15/33	7,000,000	8,377,040
School Building, PSF Guarantee, 5.00%, 8/15/38	15,710,000	17,827,865
Forney ISD, GO, School Building, Series A, PSF Guarantee, 6.00%, 8/15/37	2,000,000	2,437,740
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax Toll Revenue, sub. lien, 5.00%, 3/01/42	7,000,000	8,044,610
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding,		
Series B, 7.25%, 12/01/35	13,500,000	16,879,050
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%, 2/15/32	10,215,000	11,056,920
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33	10,000,000	11,388,200
Hays County GO, Unlimited Tax Road Bonds, 5.00%, 2/15/36	6,960,000	7,850,184
Houston Airport System Revenue, Refunding, second lien, Series A, 5.50%,		
7/01/34	5,000,000	5,740,300
7/01/39	30,850,000	34,753,142
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,658,900
Katy ISD, GO, School Building, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/42	12,500,000	14,474,875
Keller ISD, GO, School Building, 5.50%, 2/15/35	10,000,000	11,997,000
ᵃLa Joya ISD GO, Refunding, 5.00%, 2/15/34	9,850,000	12,341,459
Lamar Consolidated ISD, GO, School House, Refunding, Series A, 5.00%,		
2/15/37	7,210,000	8,429,932
2/15/41	7,000,000	8,099,980
Laredo Waterworks Sewer System Revenue,		
5.25%, 3/01/40	16,535,000	19,140,420
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,750,575
Little Elm ISD, GO, School Building, Refunding, PSF Guarantee, 5.00%, 8/15/37	8,000,000	9,300,480
Lower Colorado River Authority Revenue, Improvement, Refunding, Series A, NATL Insured, 5.00%, 5/15/26	1,180,000	1,183,092
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services Corp. Project, Refunding,		
5.50%, 5/15/36	15,310,000	17,362,765
AGMC Insured, 5.00%, 5/15/31	8,110,000	8,119,975
Lubbock ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/41	5,000,000	5,785,900
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas, Refunding,		
6.25%, 2/15/37	5,000,000	5,485,000
Manor ISD, GO, School Building, PSF Guarantee, 5.00%, 8/01/37	8,175,000	9,009,095
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,701,200
Midland County Fresh Water Supply District No. 1 Revenue, Midland Project, Refunding, Series A, 5.00%, 9/15/40	5,000,000	5,743,900
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,797,600
North Harris County Regional Water Authority Revenue, senior lien,		
5.25%, 12/15/33	27,000,000	29,950,830
5.50%, 12/15/38	25,000,000	27,809,750

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

North Texas Tollway Authority Revenue,		
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to 1/01/15, 6.50% thereafter, 1/01/43	25,000,000	27,841,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,032,500
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,258,350
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	21,155,000
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,254,750
System, first tier, Refunding, Series A, 5.75%, 1/01/40	35,000,000	40,063,450
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,975,950
System, second tier, Refunding, Series F, 5.75%, 1/01/38	30,000,000	33,216,900
Northwest ISD, GO, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/37	7,500,000	8,860,575
Pasadena ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/40	8,425,000	9,792,293
Port Corpus Christi Nueces County General Revenue, Union Pacific Corp. Project, Refunding, 5.65%, 12/01/22	15,000,000	15,169,200
Port Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,766,100
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	10,510,000	11,541,136
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center Refinancing and Expansion Project,		
4.00%, 9/15/34	12,000,000	12,505,680
4.00%, 9/15/42	41,000,000	41,587,530
San Antonio Water Revenue, Refunding, Series A, 5.00%, 5/15/40	14,900,000	17,231,850
San Jacinto River Authority Special Project Revenue, Group Project, AGMC Insured, 5.00%,		
10/01/32	5,000,000	5,494,550
10/01/37	3,000,000	3,264,990
Socorro ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/37	21,000,000	24,431,190
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	4,000,000	5,106,360
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,629,700
Texas A&M University Revenue, Financing System, Series D, 5.00%, 5/15/34	5,000,000	5,880,350
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	705,935
Texas State GO,		
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/31	7,500,000	9,052,950
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/32	8,000,000	9,620,080
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/33	7,500,000	8,971,425
Transportation Commission, Highway Improvement, Series A, 5.00%, 4/01/36	20,000,000	23,708,600
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	8,234,730
Water Financial Assistance, Series G, 5.00%, 8/01/38	13,475,000	15,893,358
Water Financial Assistance, Series G, 5.00%, 8/01/41	20,000,000	23,480,400
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%, 9/01/40	15,250,000	16,823,648
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33	10,000,000	11,275,500
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	7,500,000	8,295,825
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31	43,500,000	14,628,180
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	7,218,680
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,644,813
Waco Educational Finance Corp. Revenue, Baylor University, Refunding, 5.00%, 3/01/43	16,000,000	18,224,800
Williamson County GO, Refunding, 5.00%, 2/15/27	13,935,000	16,872,498
		1,226,601,165
Utah 1.1%		
Central Utah Water Conservancy District Water Revenue, Series C, 5.00%, 10/01/42	10,000,000	11,538,500
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14	8,045,000	8,251,676
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	17,120,550
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	12,500,000	14,647,000
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30	5,730,000	5,981,318
St. George Electric Revenue, AGMC Insured, 5.00%,		
6/01/33	5,000,000	5,493,500
6/01/38	5,000,000	5,421,700
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,456,150
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	10,987,116
Utah State Transit Authority Sales Tax Revenue, Series A,		
5.25%, 6/15/38	13,185,000	15,382,016
AGMC Insured, 5.00%, 6/15/36	33,000,000	37,935,810
		138,215,336
Vermont 0.6%		
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured, 5.00%, 10/01/30	12,210,000	13,355,054

Franklin Federal Tax-Free Income Fund

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Vermont Educational and Health Buildings Financing Agency Revenue,		
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	5,916,570
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	5,311,700
Hospital, Fletcher Allen Health Care Project, Series A, AMBAC Insured, 6.125%, 12/01/27	10,770,000	10,808,664
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,263,600
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	30,149,947
		76,805,535
Virginia 0.4%		
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	12,069,483
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,412,980
Norfolk Parking System Revenue, Refunding, Series A, NATL Insured, 5.00%, 2/01/27	5,000,000	5,128,350
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,		
Series A, 5.00%, 11/01/39	12,355,000	14,247,415
Series A-1, 5.00%, 11/01/41	6,675,000	7,679,254
		45,537,482
Washington 4.0%		
Bellevue GO, Refunding, Limited Tax, 5.00%, 12/01/37	12,000,000	13,938,600
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project, Refunding, NATL Insured, 5.20%, 11/01/27	200,000	200,064
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,		
5.00%, 11/01/34	11,405,000	12,872,595
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/30	20,000,000	22,076,800
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	13,508,988
6/01/39	16,250,000	18,175,787
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured, 5.00%, 12/01/33	18,500,000	19,358,770
King County GO, Limited Tax, Sewer, 5.125%, 1/01/33	10,000,000	11,653,500
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37	5,000,000	5,627,950
King County School District No. 401 Highline GO, Refunding, Series B, 5.00%,		
12/01/24	7,105,000	8,853,541
12/01/25	18,000,000	22,268,340
King County Sewer Revenue, Refunding, 5.00%, 1/01/32	7,085,000	8,208,043
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	10,000,000	10,739,200
Pierce County School District No. 400 Clover Park GO, 4.00%,		
12/01/28	2,540,000	2,809,291
12/01/29	5,000,000	5,525,550
12/01/32	5,000,000	5,409,200
Port of Seattle Revenue,		
inter lien, Refunding, Series A, 5.00%, 8/01/33	2,500,000	2,914,725
Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,194,100
Washington State GO,		
Motor Vehicle Fuel Tax, Refunding, Series R-2011D, 4.00%, 7/01/28	16,000,000	17,773,440
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,888,550
Motor Vehicle Fuel Tax, Series B, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	10,000,000	10,196,100
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/37	6,435,000	6,831,718
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	20,441,270
Various Purpose, Series 2013A, 4.00%, 8/01/31	5,425,000	5,935,764
Various Purpose, Series A, 5.00%, 7/01/33	44,300,000	51,396,860
Various Purpose, Series A, 4.00%, 8/01/37	20,080,000	21,317,932
Various Purpose, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	10,000,000	10,196,100
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 6.75%, 7/01/29	5,000,000	5,944,000
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,553,450
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/34	17,550,000	18,835,186
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,746,793
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	1,500,000	1,740,855
Providence Health and Services, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/36	9,750,000	10,336,657
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	11,201,800
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	287,750
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	32,943,600
Virginia Mason Medical Center, Series C, Radian Insured, 5.50%, 8/15/36	16,000,000	17,245,600
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding,		
5.375%, 10/01/29	3,000,000	3,336,900
5.875%, 10/01/34	6,000,000	6,748,260

Washington State Public Power Supply System Revenue, Nuclear Project No. 3,		
Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14	12,450,000	12,312,801
Capital Appreciation, Series B, ETM, zero cpn., 7/01/14	2,550,000	2,532,176
Refunding, Series B, zero cpn., 7/01/13	11,000,000	10,971,070
Washington State University Revenue, General, 5.00%, 10/01/37	8,000,000	9,244,400
		506,294,076
West Virginia 0.5%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,524,610
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,970,060
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,690,073
West Virginia State GO, Series A, NATL RE, FGIC Insured, 5.20%, 11/01/26	10,000,000	12,075,000
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B, AMBAC Insured, 5.00%, 11/01/29	7,500,000	7,769,550
West Virginia University Revenue, Improvement, West Virginia University Projects, Series C, NATL RE, FGIC Insured, 5.00%, 10/01/34	10,000,000	10,479,200
		65,508,493
Wisconsin 0.7%		
Monroe RDAR, 6.00%, 2/15/39	11,790,000	13,209,162
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	30,879,343
Wisconsin State Health and Educational Facilities Authority Revenue,		
Marquette University, 5.00%, 10/01/30	2,150,000	2,387,317
Marquette University, Refunding, 5.00%, 10/01/30	6,865,000	7,622,759
Marquette University, Refunding, 5.00%, 10/01/33	1,500,000	1,650,000
Marquette University, Refunding, Series B2, 5.00%, 10/01/30	3,470,000	3,853,019
Marquette University, Series B3, 5.00%, 10/01/33	1,750,000	1,925,000
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/31	1,500,000	1,653,015
Ministry Health Care Inc., AGMC Insured, 5.00%, 8/01/34	8,000,000	8,751,120
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	10,000,000	10,440,600
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,563,150
		87,934,485
Wyoming 0.1%		
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A, 5.75%, 7/15/39	5,500,000	6,225,230
U.S. Territories 3.1%		
Puerto Rico 3.0%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%, 5/15/33	18,075,000	18,123,983
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,		
5.00%, 7/01/36	62,000,000	71,363,860
5.50%, 7/01/36	7,000,000	8,175,160
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series K, 5.00%, 7/01/30	19,190,000	19,258,125
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	11,425,000	11,251,340
Series XX, 5.25%, 7/01/40	15,000,000	15,154,950
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	645,000	662,118
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series D, 5.25%, 7/01/27	3,265,000	3,265,620
Series N, 5.00%, 7/01/37	20,000,000	19,557,800
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	21,514,710
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	25,834,750
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	31,646,960
first sub., Series A, 5.50%, 8/01/42	40,000,000	42,498,800
first sub., Series C, 5.50%, 8/01/40	50,000,000	53,378,000
Refunding, Series C, 5.00%, 8/01/40	27,825,000	29,852,330
Senior Series C, 5.25%, 8/01/40	7,150,000	7,798,648
		379,337,154
U.S. Virgin Islands 0.1%		
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,347,252

Total U.S. Territories		385,684,406
Total Municipal Bonds before Short Term Investments (Cost $10,951,514,314)		12,120,511,982
Short Term Investments 3.1%		
Municipal Bonds 3.1%		
Arizona 0.0%†		
[b]Maricopa County PCC, PCR, Arizona Public Service Co. Palo Verde Project, Refunding, Series B, Daily VRDN and Put, 0.12%, 5/01/29	1,100,000	1,100,000
Connecticut 0.1%		
[b]Connecticut State Health and Educational Facilities Authority Revenue, Yale University, Series V-1, Daily VRDN and Put, 0.08%, 7/01/36	16,455,000	16,455,000
Florida 0.7%		
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series C, Daily VRDN and Put, 0.16%, 10/01/35	55,670,000	55,670,000
[b]Gainesville Utilities System Revenue, Refunding, Series B, Daily VRDN and Put, 0.12%, 10/01/42	27,300,000	27,300,000
[b]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project, Refunding, Series B, Daily VRDN and Put, 0.12%, 7/01/37	6,000,000	6,000,000
		88,970,000
Georgia 0.2%		
[b]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding, First Series, Daily VRDN and Put, 0.15%, 7/01/49	25,700,000	25,700,000
Illinois 0.2%		
[b]Illinois State Finance Authority Revenue, Various Insured OSF Healthcare System, Refunding, Series F, AGMC Insured, Weekly VRDN and Put, 0.50%, 11/15/37	25,000,000	25,000,000
Louisiana 0.1%		
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.11%, 9/01/17	8,960,000	8,960,000
Massachusetts 0.0%†		
[b]Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University, Refunding, Series R, Daily VRDN and Put, 0.09%, 11/01/49	1,900,000	1,900,000
Missouri 0.2%		
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,		
St. Louis University, Series B, Daily VRDN and Put, 0.15%, 10/01/24	18,100,000	18,100,000
The Washington University, Series B, Daily VRDN and Put, 0.12%, 2/15/33	10,260,000	10,260,000
		28,360,000
New York 0.7%		
[b]New York City GO, Series E, Sub Series E-2, Daily VRDN and Put, 0.14%, 8/01/34	59,765,000	59,765,000
[b]New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Series C-4, Daily VRDN and Put, 0.11%, 11/01/36	24,300,000	24,300,000
		84,065,000
North Carolina 0.1%		
[b]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.09%, 1/15/38	11,000,000	11,000,000
Pennsylvania 0.0%†		
[b]Geisinger Authority Health System Revenue, Geisinger Health System, Series B, Daily VRDN and Put, 0.07%, 6/01/41	1,900,000	1,900,000
[b]Pennsylvania State Higher Educational Facilities Authority Revenue, Holy Family University Project, Weekly VRDN and Put, 0.10%, 8/01/38	1,800,000	1,800,000
		3,700,000
Tennessee 0.2%		
[b]Blount County PBA Revenue, Local Government Public Improvement, Blount County, Refunding, Series E-3-B, Daily VRDN and Put, 0.11%, 6/01/31	19,665,000	19,665,000
[b]Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue, Covenant Health, Refunding, Series A, Weekly VRDN and Put, 0.10%, 1/01/33	1,700,000	1,700,000
		21,365,000

Franklin Federal Tax-Free Income Fund
Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Virginia 0.6%		
[b]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.14%, 8/01/33	26,200,000	26,200,000
[b]Roanoke IDA Hospital Revenue, Carilion Health System,		
Series A-1, AGMC Insured, Daily VRDN and Put, 0.23%, 7/01/36	30,000,000	30,000,000
Series A-2, AGMC Insured, Daily VRDN and Put, 0.23%, 7/01/36	3,300,000	3,300,000
[b]Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic Obligated Group, Series A, Daily VRDN and Put, 0.10%, 7/01/42	14,100,000	14,100,000
		73,600,000
Total Short Term Investments (Cost $390,175,000)		390,175,000
Total Investments (Cost $11,341,689,314) 99.4%		12,510,686,982
Other Assets, less Liabilities 0.6%		76,902,859
Net Assets 100.0%		$ 12,587,589,841

[†]Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ACA - American Capital Access Holdings Inc.
ACES - Adjustable Convertible Exempt Security
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
EDA - Economic Development Authority
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
HFC - Housing Finance Corp.
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDB - Industrial Development Bond/Board
IDC - Industrial Development Corp.
ISD - Independent School District
MFHR - Multi-Family Housing Revenue
MFR - Multi-Family Revenue
MTA - Metropolitan Transit Authority

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,341,860,709

Unrealized appreciation	$1,182,472,466
Unrealized depreciation	(13,646,193)
Net unrealized appreciation (depreciation)	$1,168,826,273

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By **/s/ Laura F. Fergerson**
Laura F. Fergerson
Chief Executive Officer -

Finance and Administration
Date March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date March 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date March 27, 2013